SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 1,690,949	$ 1,048,014
Cost of sales	1,044,048	419,573
Gross profit	646,901	628,441
Selling, general, administrative expenses	250,899	1,336,176
Marketing and e-commerce expenses	988,399	515,673
Royalty expenses	1,269,556	1,273,105
Total operating expenses	2,508,854	3,125,451
Operating income (loss)	(1,861,953)	(2,497,513)
Interest expense	456	13,181
Gain on settlement of debt	(3,500)
Other expense	27,930	2,161
Total other expense	24,886	15,342
Net income (loss)	(1,886,839)	(2,512,855)
Less: net income (loss) attributable to non-controlling interest	(227,061)	(294,411)
Net income (loss) attributable to MGO stockholders	(1,659,778)	(2,217,444)
Current assets
Cash	98,466	81,677
Accounts receivable	39,121	101,837
Inventories	117,531	69,546
Other current assets	7,864	7,864
Prepaid royalties		147,769
Prepaid expenses	4,721
Total current assets	267,703	408,693
Current liabilities
Accounts payable	115,333	684,466
Accrued liabilities	264,534	802,251
Current portion of loan payable		138,840
Total current liabilities	$ 379,867	$ 1,625,557